Cover	Jan. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001597313
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	ViewRay, Inc.
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37725
Entity Tax Identification Number	42-1777485
Entity Addresses [Line Items]
Entity Address, Address Line One	1099 18th Street, Suite 3000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
Local Phone Number	703-3210
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
City Area Code	440
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	2 Thermo Fisher Way
Entity Address, City or Town	Oakwood Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44146